SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS (Details)	Oct. 31, 2023 USD ($)
Debt Disclosure [Abstract]
Fiscal year 2024	$ 480,000
Fiscal year 2025
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$ 4,386,846